Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

February 28, 2021

SO-QTLY-0421
1.797930.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	229,000	$5,565
Media - 2.2%
Interpublic Group of Companies, Inc.	434,600	11,352
Nexstar Broadcasting Group, Inc. Class A	64,800	8,913
		20,265

TOTAL COMMUNICATION SERVICES		25,830

CONSUMER DISCRETIONARY - 12.7%
Distributors - 1.2%
LKQ Corp. (a)	285,700	11,254
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	391,200	5,379
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc. (a)	183,900	17,184
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	80,600	14,104
Taylor Morrison Home Corp. (a)	167,100	4,597
		18,701
Internet & Direct Marketing Retail - 2.3%
eBay, Inc.	218,000	12,300
Expedia, Inc.	55,700	8,968
		21,268
Leisure Products - 1.3%
Mattel, Inc. (a)	591,700	11,952
Specialty Retail - 1.5%
Lowe's Companies, Inc.	40,100	6,406
Sally Beauty Holdings, Inc. (a)	448,200	7,216
		13,622
Textiles, Apparel & Luxury Goods - 2.0%
Tapestry, Inc.	446,007	18,795

TOTAL CONSUMER DISCRETIONARY		118,155

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	166,800	6,702
Food Products - 1.2%
Darling Ingredients, Inc. (a)	170,922	10,775
Household Products - 1.7%
Energizer Holdings, Inc. (b)	147,500	6,166
Spectrum Brands Holdings, Inc.	119,600	9,275
		15,441
Tobacco - 0.9%
Altria Group, Inc.	202,700	8,838

TOTAL CONSUMER STAPLES		41,756

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy, Inc. (a)	189,000	12,737
Hess Corp.	206,000	13,499
The Williams Companies, Inc.	400,000	9,136
Valero Energy Corp.	148,600	11,439
		46,811
FINANCIALS - 19.9%
Banks - 3.4%
First Citizens Bancshares, Inc.	13,600	10,035
M&T Bank Corp.	81,300	12,271
Signature Bank	44,000	9,607
		31,913
Capital Markets - 3.8%
Ameriprise Financial, Inc.	71,900	15,907
Lazard Ltd. Class A	209,500	8,106
LPL Financial	85,000	11,181
		35,194
Consumer Finance - 5.5%
Capital One Financial Corp.	131,300	15,781
OneMain Holdings, Inc.	244,800	11,484
SLM Corp.	840,684	13,274
Synchrony Financial	276,100	10,680
		51,219
Diversified Financial Services - 1.0%
Voya Financial, Inc. (b)	162,500	9,796
Insurance - 6.2%
American Financial Group, Inc.	76,700	8,184
American International Group, Inc.	129,100	5,674
Arch Capital Group Ltd. (a)	227,700	8,156
Assurant, Inc.	92,300	11,373
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,800	4,807
Reinsurance Group of America, Inc.	67,500	8,251
The Travelers Companies, Inc.	77,500	11,276
		57,721

TOTAL FINANCIALS		185,843

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.1%
Hologic, Inc. (a)	145,500	10,489
Health Care Providers & Services - 5.3%
Centene Corp. (a)	218,600	12,797
Cigna Corp.	101,300	21,258
Laboratory Corp. of America Holdings (a)	62,000	14,874
		48,929
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	61,200	10,284

TOTAL HEALTH CARE		69,702

INDUSTRIALS - 17.2%
Air Freight & Logistics - 0.6%
FedEx Corp.	21,600	5,497
Building Products - 2.0%
Builders FirstSource, Inc. (a)	213,400	9,233
Jeld-Wen Holding, Inc. (a)	313,233	9,287
		18,520
Commercial Services & Supplies - 1.3%
The Brink's Co.	152,700	11,732
Construction & Engineering - 3.5%
AECOM (a)	194,100	11,236
Fluor Corp.	567,500	9,738
Willscot Mobile Mini Holdings (a)	415,100	11,511
		32,485
Machinery - 1.1%
Allison Transmission Holdings, Inc.	268,700	10,189
Marine - 0.8%
Kirby Corp. (a)	118,900	7,438
Professional Services - 3.5%
ASGN, Inc. (a)	95,300	8,860
Manpower, Inc.	110,300	10,417
Nielsen Holdings PLC	588,700	13,193
		32,470
Road & Rail - 1.8%
Ryder System, Inc.	130,700	8,858
TFI International, Inc. (Canada)	119,700	8,361
		17,219
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	242,100	11,580
Univar, Inc. (a)	649,500	12,932
		24,512

TOTAL INDUSTRIALS		160,062

INFORMATION TECHNOLOGY - 5.6%
Electronic Equipment & Components - 1.4%
Flex Ltd. (a)	728,400	13,250
IT Services - 2.6%
DXC Technology Co.	341,300	8,608
Science Applications International Corp.	94,800	8,165
Unisys Corp. (a)	283,532	6,961
		23,734
Software - 1.6%
NortonLifeLock, Inc.	239,900	4,680
SS&C Technologies Holdings, Inc.	152,500	10,108
		14,788

TOTAL INFORMATION TECHNOLOGY		51,772

MATERIALS - 7.6%
Chemicals - 5.0%
Axalta Coating Systems Ltd. (a)	297,200	8,125
Olin Corp.	479,383	14,832
Tronox Holdings PLC	757,900	13,900
W.R. Grace & Co.	163,900	9,713
		46,570
Construction Materials - 0.9%
Eagle Materials, Inc.	66,000	8,275
Containers & Packaging - 1.7%
Crown Holdings, Inc.	104,854	10,020
O-I Glass, Inc.	554,100	6,472
		16,492

TOTAL MATERIALS		71,337

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Tower Corp.	59,808	12,926
CubeSmart	494,900	18,292
Douglas Emmett, Inc.	380,500	12,461
Equinix, Inc.	17,700	11,476
Equity Lifestyle Properties, Inc.	208,400	12,848
		68,003
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	260,600	19,746

TOTAL REAL ESTATE		87,749

UTILITIES - 7.4%
Electric Utilities - 2.3%
Edison International	208,300	11,246
PG&E Corp. (a)	1,008,300	10,597
		21,843
Gas Utilities - 0.2%
Spire, Inc.	31,287	2,078
Independent Power and Renewable Electricity Producers - 3.1%
The AES Corp.	700,200	18,597
Vistra Corp.	606,000	10,454
		29,051
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	630,100	12,249
NiSource, Inc.	188,464	4,071
		16,320

TOTAL UTILITIES		69,292

TOTAL COMMON STOCKS
(Cost $693,103)		928,309

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.07% (c)	13,590,102	13,593
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	12,371,565	12,373
TOTAL MONEY MARKET FUNDS
(Cost $25,966)		25,966
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $719,069)		954,275
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(22,299)
NET ASSETS - 100%		$931,976

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	1
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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